UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                                --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number: 28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott L. Barbee
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee           Arlington, Virginia             February 11, 2010
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 77
                                              -----------------------

Form 13F Information Table Value Total:           $181,266
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE 12-31-2009:

                                                                                                                          VOTING
NAME OF ISSUER       TYPE OF CLASS   CUSIP         VALUE      SHR OR PRN AMT SH/PUT PRN/CALL INVSTMNT DSCRTN OTHER MGRS AUTHORITY
------------------- -------------- --------- ---------------- -------------- --------------- --------------- ---------- ---------
Adams Resources
  and Energy Inc.   COM NEW        006351308 $     511,449.75         23,195        SH             Sole          N/A       Sole
Alliance One
  International
  Inc.              COM            018772103 $  11,017,658.96      2,257,717        SH             Sole          N/A       Sole
Allied Defense
  Group, Inc.       COM            019118108 $   5,143,603.60      1,078,301        SH             Sole          N/A       Sole
American Pacific
  Corp.             COM            028740108 $   5,480,815.50        707,202        SH             Sole          N/A       Sole
Argo Group
  International
  Holdings Ltd.     COM            G0464B107 $     300,727.71         10,320        SH             Sole          N/A       Sole
Aspen Insurance
  Holdings Ltd.     SHS            G05384105 $   3,636,805.00        142,900        SH             Sole          N/A       Sole
Audiovox
  Corporation
  Class A           CL A           050757103 $   5,148,800.54        726,206        SH             Sole          N/A       Sole
Bassett Furniture
  Industry          COM            070203104 $   4,841,207.36      1,375,343        SH             Sole          N/A       Sole
Beazer Homes USA    COM            07556Q105 $     179,370.40         37,060        SH             Sole          N/A       Sole
Black Rock High
  Income Shares     SHS BEN INT    09250E107 $     390,073.32        206,388        SH             Sole          N/A       Sole
BlackRock Floating
  Rate              COM SHS        09255y108 $     421,620.84         30,708        SH             Sole          N/A       Sole
Bofi Holdings Inc.  COM            05566U108 $   5,703,130.00        570,313        SH             Sole          N/A       Sole
Books-A-Million
  Inc.              COM            098570104 $   3,612,161.28        537,524        SH             Sole          N/A       Sole
Bowl America Inc.
  - Class A         COM            102565108 $     261,743.85         20,057        SH             Sole          N/A       Sole
Brandywine
  Operation
  Partners3.875%
  Due 10-15-26      NOTE 3.875%
                    10-15-26       105340AH6 $     220,781.25        225,000        SH             Sole          N/A       Sole
Brandywine Realty
  Trust             SH BEN INT NEW 105368203 $   4,050,511.20        355,308        SH             Sole          N/A       Sole
Brigham
  Exploration Co.   COM            109178103 $   5,266,329.45        388,659        SH             Sole          N/A       Sole
BRT Realty Trust    SH BEN INT NEW 055645303 $   3,432,498.90        673,039        SH             Sole          N/A       Sole
California First
  National Bank
  Corp.             COM            130222102 $   6,041,738.84        462,614        SH             Sole          N/A       Sole
Care Investment
  Trust             COM            141657106 $   2,551,980.04        328,018        SH             Sole          N/A       Sole
ChipMOS Technology
  Bermuda Ltd.      SHS            G2110R106 $     536,652.00        745,350        SH             Sole          N/A       Sole
Comstock
  Homebuilding
  Class A           CL A           205684103 $     186,648.30        230,430        SH             Sole          N/A       Sole
Cooper Tire &
  Rubber Co.        COM            216831107 $     599,094.00         29,880        SH             Sole          N/A       Sole
Covenant Transport
  Inc. Cl. A.       CL A           22284P105 $   1,061,193.65        252,065        SH             Sole          N/A       Sole
CVR Energy Inc.     COM            12662P108 $     712,898.06        103,921        SH             Sole          N/A       Sole
Dana Holdings Corp. COM            235825205 $  13,795,038.20      1,272,605        SH             Sole          N/A       Sole
Delta Apparel Inc.  COM            247368103 $   8,316,316.50        765,775        SH             Sole          N/A       Sole
DiamondRock
  Hospitality       COM            252784301 $     840,224.00         99,200        SH             Sole          N/A       Sole
Dillards Inc.
  Class A.          CL A           254067101 $   4,341,285.00        235,300        SH             Sole          N/A       Sole
Duckwall-ALCO       COM            264142100 $   5,235,982.58        340,441        SH             Sole          N/A       Sole
FBR Capital
  Markets Corp.     COM            30247C301 $   1,395,481.08        225,806        SH             Sole          N/A       Sole
First Federal
  Northern
  Michigan Bancorp. COM            32021X105 $      43,837.20         35,640        SH             Sole          N/A       Sole
Fisher
  Communications
  Inc.              COM            337756209 $   1,149,606.25         70,745        SH             Sole          N/A       Sole
Franklin Universal
  Trust             SH BEN INT     355145103 $      74,820.00         12,900        SH             Sole          N/A       Sole
Frequency
  Electronics, Inc. COM            358010106 $   1,317,844.60        256,390        SH             Sole          N/A       Sole
Hardinge Inc.       COM            412324303 $   2,013,660.00        366,120        SH             Sole          N/A       Sole
Hastings
  Entertainment     COM            418365102 $     489,511.76        109,756        SH             Sole          N/A       Sole
Horizon Lines
  Inc.4.250% Due
  08-15-12          NOTE 4.250%
                    08-15-12       44044KAB7 $     609,375.00        750,000        SH             Sole          N/A       Sole

FORM 13F INFORMATION TABLE 12-31-2009:

                                                                                                                          VOTING
NAME OF ISSUER      TYPE OF CLASS    CUSIP         VALUE      SHR OR PRN AMT SH/PUT PRN/CALL INVSTMNT DSCRTN OTHER MGRS AUTHORITY
------------------- -------------- --------- ---------------- -------------- --------------- --------------- ---------- ---------
Horsehead Holdings  COM            440694305 $   8,982,757.50        704,530        SH             Sole          N/A       Sole
HRPT Properties
  Trust             COM SH BEN INT 40426W101 $   4,352,233.13        672,679        SH             Sole          N/A       Sole
Imperial Sugar      COM NEW        453096208 $   2,312,247.52        132,583        SH             Sole          N/A       Sole
J. Alexanders Corp. COM            466096104 $     488,016.90        122,310        SH             Sole          N/A       Sole
Lodgian Inc.        COM PAR $.01   54021P403 $     242,761.44        164,028        SH             Sole          N/A       Sole
LTX-Credence
  Corporation       COM            502403108 $     249,426.06        140,127        SH             Sole          N/A       Sole
Lubys. Inc.         COM            549282101 $   1,207,419.04        328,103        SH             Sole          N/A       Sole
Marlin Business
  Service           COM            571157106 $   2,350,642.32        296,424        SH             Sole          N/A       Sole
Medallion
  Financial Corp.   COM            583928106 $   1,298,760.39        158,967        SH             Sole          N/A       Sole
Meridian Resources  COM            58977Q109 $       4,593.24         17,333        SH             Sole          N/A       Sole
Mitcham Industies,
  Inc.              COM            606501104 $   1,112,331.99        150,927        SH             Sole          N/A       Sole
Mod-Pac Corp.       COM            607495108 $     806,660.64        186,727        SH             Sole          N/A       Sole
Old Republic
  International
  Corp.             COM            680223104 $   2,159,604.00        215,100        SH             Sole          N/A       Sole
Olympic Steel Inc.  COM            68162K106 $     351,864.00         10,800        SH             Sole          N/A       Sole
Omega Protein Corp. COM            68210P107 $   1,723,787.04        395,364        SH             Sole          N/A       Sole
Parlux Fragrance    COM            701645103 $     156,121.22         75,787        SH             Sole          N/A       Sole
Patterson-UTI
  Energy Inc.       COM            703481101 $   2,306,337.50        150,250        SH             Sole          N/A       Sole
Pep Boys - MM&J     COM            713278109 $     179,352.00         21,200        SH             Sole          N/A       Sole
PMA Capital Corp.
  Cl. A             CL A           693419202 $   8,685,028.80      1,378,576        SH             Sole          N/A       Sole
Post Properties
  Inc.              COM            737464107 $   1,430,800.00         73,000        SH             Sole          N/A       Sole
RF Monolithics Inc. COM            74955f106 $      10,988.80         10,880        SH             Sole          N/A       Sole
Safety Insurance
  Group             COM            78648T100 $     271,725.00          7,500        SH             Sole          N/A       Sole
Sparton Corporation COM            847235108 $     668,470.96        110,674        SH             Sole          N/A       Sole
Spherion
  Corporation       COM            848420105 $   3,325,269.70        591,685        SH             Sole          N/A       Sole
Superior
  Industries
  International
  Inc.              COM            868168105 $   3,346,584.30        218,731        SH             Sole          N/A       Sole
Sypris Solutions
  Inc.              COM            871655106 $   1,561,921.86        553,873        SH             Sole          N/A       Sole
Tandy Brands
  Accessories Inc.  COM            875378101 $   1,145,134.47        393,517        SH             Sole          N/A       Sole
Tecumseh Products
  Company - Class A CL A           878895200 $   3,154,873.82        269,878        SH             Sole          N/A       Sole
Tecumseh Products
  Company - Class B CL B           878895101 $   4,548,368.00        413,488        SH             Sole          N/A       Sole
Tesoro Corp.        COM            881609101 $   1,554,008.85        114,687        SH             Sole          N/A       Sole
Thomas Properties
  Group, Inc.       COM            884453101 $     767,477.68        259,283        SH             Sole          N/A       Sole
Toreador Resources
  Corp.5.000% Due
  10-01-25          NOTE 5.000%
                    10-01-25       891050AB2 $     716,250.00        750,000        SH             Sole          N/A       Sole
Tower Group Inc.    COM            891777104 $   3,926,885.17        167,744        SH             Sole          N/A       Sole
Ultra Petrol
  Bahamas           COM            P94398107 $     476,000.00        100,000        SH             Sole          N/A       Sole
Unifi Inc.          COM            904677101 $   2,060,656.36        531,097        SH             Sole          N/A       Sole
Universal
  Stainless &
  Alloy Products
  Inc.              COM            913837100 $     189,071.50         10,025        SH             Sole          N/A       Sole
Vestin Realty
  Mortgage I Inc.   COM            925490104 $      33,645.29         26,809        SH             Sole          N/A       Sole
Western Refining
  Inc.              COM            959319104 $   1,779,909.00        377,900        SH             Sole          N/A       Sole

FORM 13F INFORMATION TABLE 12-31-2009:

                                                                                                                          VOTING
NAME OF ISSUER      TYPE OF CLASS    CUSIP         VALUE      SHR OR PRN AMT SH/PUT PRN/CALL INVSTMNT DSCRTN OTHER MGRS AUTHORITY
------------------- -------------- --------- ---------------- -------------- --------------- --------------- ---------- ---------
Western Refining
  Inc.5.750% Due
  06-15-14          NOTE 5.750%
                    06-15-14       959319AC8 $     395,625.00        500,000        SH             Sole          N/A       Sole
                                             $ 181,266,086.46